Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	2017	2016
	$	$
Salaries, fees and short-term benefits	3,805	3,108
Share-based compensation	2,595	3,512
Total	6,400	6,620